SCHEDULE OF EARNINGS PER SHARE RECONCILIATION (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Net loss attributable to common stockholders	$ (7,999,290)	$ (935,544)	$ (9,665,976)	$ (1,883,275)	$ (29,886,851)	$ 56,770
Weighted average shares outstanding, basic and diluted	33,988,783	16,053,550	30,656,712	15,943,867	20,164,503	15,768,725
Weighted average dilutive stock options						738,662
Weighted average shares outstanding, diluted					20,164,503	16,507,387
Net loss per share attributable to common stockholders, basic and diluted	$ (0.24)	$ (0.06)	$ (0.32)	$ (0.12)	$ (1.48)	$ (0)
Net income (loss) per share attributable to common stockholders, diluted					$ (1.48)	$ (0)